BUSINESS COMBINATION (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended				8 Months Ended	12 Months Ended
	May 11, 2016	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 01, 2017
BUSINESS COMBINATIONS
Issuance of common stock in connection with the Vistana acquisition								$ 1,029
Goodwill			$ 558			$ 558	$ 564	558	$ 561
Allocation of total acquisition cost to the assets acquired and liabilities assumed
Dividend payments to noncontrolling interest							$ 3	$ 2	$ 3
Adjustments to PPA
Gain on bargain purchase		$ (2)	25	$ 9	$ (197)
Pro forma financial information (unaudited)
Federal statutory rate (as a percent)							35.00%	35.00%	35.00%
Vistana
BUSINESS COMBINATIONS
Percentage of voting equity interests	100.00%
Issuance of common stock in connection with the Vistana acquisition (in shares)	72.4
Issuance of common stock in connection with the Vistana acquisition	$ 1,000
Stock price (in dollars per share)	$ 14.24
Allocation of total acquisition cost to the assets acquired and liabilities assumed
Cash	$ 45		45			45		$ 45
Vacation ownership inventory	221		228			228		228
Vacation ownership mortgages receivable	712		693			693		693
Other current assets	143		146			146		146
Intangible assets	241		238			238		238
Property plant and equipment	465		455			455		455
Other non-current assets	24		15			15		15
Deferred revenue	(60)		(64)			(64)		(64)
Securitized debt	(154)		(154)			(154)		(154)
Other current liabilities	(187)		(176)			(176)		(176)
Other noncurrent liabilities	(98)		(100)			(100)		(100)
Gain on bargain purchase	(197)		(165)			(165)		(165)
Net assets acquired	1,155		1,161			1,161		1,161
Dividend payments to noncontrolling interest	$ 24
Adjustments to PPA
Vacation ownership inventory						7
Vacation ownership mortgages receivable						(19)
Other current assets						3
Intangibles						(3)
Property plant and equipment						(10)
Other non-current assets						(9)
Deferred revenue						(4)
Other current liabilities						11
Other non-current liabilities						(2)
Gain on bargain purchase						32
Net assets acquired						6
Revenue							$ 1,100	656
Net income							$ 128	$ 50
Pro forma financial information (unaudited)
Federal statutory rate (as a percent)							13.20%	35.00%	37.20%
Revenue							$ 1,770	$ 1,734	$ 1,594
Net income attributable to common stockholders							$ 172	$ 131	$ 311
Earnings per share:
Basic							$ 1.39	$ 1.03	$ 2.40
Diluted							$ 1.37	$ 1.02	$ 2.39
Vistana | Other income (expense)
BUSINESS COMBINATIONS
Gain on bargain purchase							$ 2	$ 163
Vistana | Resort Management Contracts [Member]
Allocation of total acquisition cost to the assets acquired and liabilities assumed
Intangible assets			118			118		$ 118
Adjustments to PPA
Useful life								26 years
Vistana | Customer relationships
Allocation of total acquisition cost to the assets acquired and liabilities assumed
Intangible assets			119			119		$ 119
Adjustments to PPA
Useful life								25 years
Vistana | Other Intangible Assets [Member]
Allocation of total acquisition cost to the assets acquired and liabilities assumed
Intangible assets			$ 1			$ 1		$ 1
Vistana | Other Intangible Assets [Member] | Maximum
Adjustments to PPA
Useful life								1 year
Great Destinations, Inc.
BUSINESS COMBINATIONS
Percentage of voting equity interests, Step Acquisition										50.00%
Goodwill										$ 4
Allocation of total acquisition cost to the assets acquired and liabilities assumed
Intangible assets										$ 0